Business Combinations and Disposal Group Held for Sale - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 13, 2020	May 23, 2019	Apr. 01, 2019	Mar. 31, 2019
Disclosure Of Business Combinations [Line Items]
Net assets	$ 18
Intangible Assets – Vendor Relationships	36
Intangible Assets – Customer Contracts and Relationships	24
Intangible Assets – Brand	8
Intangible Assets – Software	4
Deferred tax liabilities on intangible assets	(3)
Total assets acquired	87
Goodwill	102
Total purchase price	189
HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Net assets				$ 6
Intangible Assets – Customer Contracts and Relationships				17
Deferred tax liabilities on intangible assets				(5)
Total assets acquired				18
Goodwill				16
Less: Non-controlling interest				(4)
Total purchase price				30
Stater N.V
Disclosure Of Business Combinations [Line Items]
Net assets			$ 78
Intangible Assets – Customer Contracts and Relationships			79
Intangible Assets – Technology			16
Intangible Assets – Brand			3
Deferred tax liabilities on intangible assets			(20)
Total assets acquired			156
Goodwill			57
Less: Non-controlling interest			(42)
Total purchase price			171
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Net assets		$ 3
Intangible Assets – Customer Contracts and Relationships		20
Intangible Assets – Salesforce Relationships		43
Intangible Assets – Brand		15
Deferred tax liabilities on intangible assets		(20)
Total assets acquired		61
Goodwill		130
Total purchase price		191
Wong Doody Holding Company Inc, Fluido Oy, Infosys Compaz Pte Ltd
Disclosure Of Business Combinations [Line Items]
Net assets					$ 20
Intangible Assets – Customer Contracts and Relationships					47
Intangible Assets – Salesforce Relationships					8
Intangible Assets – Brand					5
Deferred tax liabilities on intangible assets					(8)
Total assets acquired					72
Goodwill					57
Less: Non-controlling interest					(7)
Total purchase price					122
Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets	18
Total assets acquired	18
Acquiree Carrying Amount | HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Net assets				6
Total assets acquired				6
Acquiree Carrying Amount | Stater N.V
Disclosure Of Business Combinations [Line Items]
Net assets			78
Total assets acquired			78
Acquiree Carrying Amount | Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Net assets		3
Total assets acquired		3
Acquiree Carrying Amount | Wong Doody Holding Company Inc, Fluido Oy, Infosys Compaz Pte Ltd
Disclosure Of Business Combinations [Line Items]
Net assets					20
Total assets acquired					20
Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible Assets – Vendor Relationships	36
Intangible Assets – Customer Contracts and Relationships	24
Intangible Assets – Brand	8
Intangible Assets – Software	4
Deferred tax liabilities on intangible assets	(3)
Total assets acquired	$ 69
Fair Value Adjustments | HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Intangible Assets – Customer Contracts and Relationships				17
Deferred tax liabilities on intangible assets				(5)
Total assets acquired				$ 12
Fair Value Adjustments | Stater N.V
Disclosure Of Business Combinations [Line Items]
Intangible Assets – Customer Contracts and Relationships			79
Intangible Assets – Technology			16
Intangible Assets – Brand			3
Deferred tax liabilities on intangible assets			(20)
Total assets acquired			$ 78
Fair Value Adjustments | Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Intangible Assets – Customer Contracts and Relationships		20
Intangible Assets – Salesforce Relationships		43
Intangible Assets – Brand		15
Deferred tax liabilities on intangible assets		(20)
Total assets acquired		$ 58
Fair Value Adjustments | Wong Doody Holding Company Inc, Fluido Oy, Infosys Compaz Pte Ltd
Disclosure Of Business Combinations [Line Items]
Intangible Assets – Customer Contracts and Relationships					47
Intangible Assets – Salesforce Relationships					8
Intangible Assets – Brand					5
Deferred tax liabilities on intangible assets					(8)
Total assets acquired					$ 52